SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Payables (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ (56,456,580)	$ (150,823,205)
Parent company
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade creditors		(878,874)
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Salaries, social security benefits and other benefits	(184,436)	(65,882)
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade and other payables	(805,903)	(286,172)
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade creditors	$ (55,466,241)	(47,321,832)
Other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Secured notes		$ (102,270,445)